Above / Below Market Acquired Charters (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Above Below Market Acquired Charters
Amortization of above market acquired charters	$ 16,158	$ 16,285
Accretion of below market acquired charters	$ 15,267	$ 4,275